Non-Controlling Interest	12 Months Ended
Jul. 31, 2022
Non Controlling Interest [Abstract]
Non-Controlling Interest

34. Non-Controlling Interest

The change in non-controlling interests is as follows.

	July 31, 2022	July 31, 2021
	$	$
Balance, Beginning of year	1,987	3,379
Non-controlling interest acquired on business combination	-	(1,340)
Partnership contributions	2,308	81
Share of comprehensive loss for the period	(6,017)	(133)
Loss of control	1,722	-
Balance, End of year	-	1,987

Keystone Isolation Technology Inc

The Company held a 60% interest in Keystone Isolation Technology Inc. ("KIT") which was intended to principally operate out of Belleville Facility, and the remaining 40% represents the non-controlling interest held by Chroma Global Technologies Ltd. During the year ended July 31, 2022, management terminated the KIT project and the associated assets were impaired (Note 12). On June 22, 2022, the Company disposed of its investment in KIT for a nominal amount. KIT had no revenues or other expenses during the year ended July 31, 2022 or the year ended July 31, 2021.

The following table is the summarized financial information of Keystone Isolation Technology Inc.

	July 31, 2022	July 31, 2021
	$	$
Current assets	-	-
Non-current assets	-	8,651
Current liabilities	-	-
Non-current liabilities	-	-
Impairment	(4,504)	-
Non-controlling interest (%)	40%	40%
Non-controlling interest	-	3,460

ZenPharm Limited

The Company's 60% interest in ZenPharm Limited ("ZenPharm") was obtained through the acquisition of Zenabis on June 1, 2021. ZenPharm was formed to service the European medical cannabis market. On June 17, 2022, the Company lost of control of Zenabis and by extension the interest in ZenPharm (Note 15).